Ameritas Life Insurance Corp.

("Ameritas Life")

Carillon Life Account

Supplement to:

Excel Performance VUL (NY)

Prospectus Dated May 1, 2010

Supplement Dated December 23, 2020

Effective November 30, 2020, Cadence Capital Management LLC has resigned its position as sub-adviser to the Third Avenue Variable Series Trust FFI Strategies Portfolio (“Portfolio”).

Accordingly, effective November 30, 2020, the information for the Portfolio in the list of variable investment options in your prospectus is revised to read as follows:

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
Third Avenue Variable Series Trust	Third Avenue Management LLC
FFI Strategies Portfolio	Long-term capital appreciation.

All other provisions of your Policy remain as stated in your Policy and prospectus, as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2490 12-20